Equity Incentive Plans and Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Equity Incentive Plans and Stock-Based Compensation

9. Equity Incentive Plans and Stock-Based Compensation

Equity Incentive Plans

In February 2020, the Company’s Board of Directors adopted, and its stockholders approved, the 2020 Equity Incentive Plan (the 2020 Plan), which became effective in April 2020 in connection with the Company’s IPO. Upon adoption of the 2020 Plan, the Company restricted the grant of future equity awards under its 2014 Equity Incentive Plan, as amended and restated (the 2014 Plan).

The 2020 Plan provides for the grants of stock options and other equity-based awards to employees, non-employee directors, and consultants of the Company. A total of 2,656,500 shares of the Company’s common stock were initially reserved for issuance pursuant to the 2020 Plan. The number of shares reserved under the 2020 Plan also included 241,653 shares of the Company’s common stock that remained available for issuance under the 2014 Plan as of immediately prior to the effectiveness of the 2020 Plan. The 2020 Plan share reserve will be increased by the number of shares under the 2014 Plan that are repurchased, forfeited, expired or cancelled after the effective date of the 2020 Plan up to the limit under the 2020 Plan. In addition, the number of shares of the Company’s common stock available for issuance under the 2020 Plan will automatically increase on the first day of each fiscal year, beginning with the Company’s 2021 fiscal year, in an amount equal to the lessor of (1) 2,656,500 shares, (2) 5% of the outstanding shares of the Company’s common stock on the last day of the immediately preceding fiscal year, or (3) such other amount as determined by the Company’s Board of Directors.

Stock options granted under the 2020 Plan and the 2014 Plan become exercisable at various dates as determined by the Company’s Board of Directors or its authorized committee and will expire no more than ten years from their date of grant. Stock options generally vest over a four-year term. The exercise price of each option is determined by the Company’s Board of Directors, although generally options have an exercise price equal to the fair market value of the Company’s stock on the date of the option grant. In the case of incentive stock options, the exercise price shall not be less than 100% of the fair market value of the Company’s common stock at the time the option is granted. For holders of more than 10% of the Company’s total combined voting power of all classes of stock, incentive stock options may not be granted at less than 110% of the fair market value of the Company’s common stock at the date of grant and for a term not to exceed five years.

As of September 30, 2020, there were 1,514,840 shares available for future issuance under the 2020 Plan. As of December 31, 2019, there were 203,696 shares available for future issuance under the 2014 Plan.

The following table summarizes the option activity for the nine months ended September 30, 2020:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2019	2,683,441	$3.75
Granted	1,449,509	16.90
Exercised	(69,102)	1.62
Forfeited and cancelled	(104,155)	7.39

Outstanding at September 30, 2020	3,959,693	$8.52	8.7	$65,531

Exercisable at September 30, 2020	1,060,901	$2.60	8.0	$23,797

Certain stock options granted under the Company’s 2014 Plan provided option holders the ability to early exercise their stock options prior to vesting. The shares of common stock granted from the early exercise of unvested stock options are restricted and continue to vest in accordance with the original vesting schedule. The Company has the option to repurchase any unvested shares at the original purchase price upon any voluntary or involuntary termination. The shares purchased by the employees and non-employees pursuant to the early exercise of stock options are not deemed, for accounting purposes, to be outstanding or issued until those shares vest. The cash received in exchange for exercised and unvested shares related to stock options granted is recorded as a liability for the early exercise of stock options on the accompanying balance sheets and will be transferred into common stock and additional paid-in capital as the shares vest. As of September 30, 2020 and December 31, 2019, there were 7,821 shares and 29,579 shares subject to repurchase by the Company, respectively. As of September 30, 2020 and December 31, 2019, the Company recorded less than $0.1 million of liabilities associated with shares issued with repurchase rights.

Employee Stock Purchase Plan

In February 2020, the Company’s Board of Directors adopted, and its stockholders approved, the 2020 Employee Stock Purchase Plan (ESPP). The ESPP became effective in connection with the Company’s IPO however no offering period or purchase period under the ESPP will begin unless and until otherwise determined by the Company’s Board of Directors. A total of 290,000 shares of common stock were reserved for future issuance under the ESPP. Further, the number of shares of common stock available for issuance under the ESPP will automatically increase on the first day of each fiscal year following the fiscal year in which the first offering period under the ESPP commences in an amount equal to the lessor of (1) 500,000 shares, (2) 1% of the outstanding shares of the Company’s common stock on the last day of the immediately preceding fiscal year, or (3) such other amount as determined by the Company’s Board of Directors. As of September 30, 2020, no shares had been issued pursuant to the ESPP and there were no active offering periods or purchase periods.

Stock-Based Compensation Expense

Stock options are valued using the Black-Scholes Merton option pricing model on the date of grant. This option pricing model involves a number of estimates, including the expected lives of the stock options, the Company’s anticipated stock volatility and interest rates. Stock-based compensation expense is recognized using the ratable straight-line method over the vesting period. Forfeitures are recognized as they occur.

The Company determines the assumptions used in the option pricing model in the following manner:

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Expected term. The expected term represents the period of time that options are expected to be outstanding. Because the Company does not have sufficient historical exercise behavior, it determines the expected life assumption using the simplified method which is an average of the contractual term of the option and its vesting period.

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Expected volatility. Due to the Company’s limited historical stock price volatility data, the expected volatility assumption is based on volatilities of a peer group of similar companies whose share prices are publicly available. The peer group was developed based on companies in the biotechnology industry. The Company will continue to apply this process until a sufficient amount of historical information regarding the volatility of its own stock price becomes available.

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Risk-free interest rate. The risk-free interest rate is based on the U.S. Treasury yield in effect at the time of grant for zero coupon U.S. Treasury notes with maturities similar to the expected term of the awards.

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Expected dividend yield. The Company bases the expected dividend yield assumption on the fact that it has never paid cash dividends and has no present intention to pay cash dividends and, therefore, used an expected dividend yield of zero.

Prior to the Company’s IPO, the fair value of the Company’s common stock underlying the stock options was determined by the Board of Directors with assistance from management and, in part, on input from an independent third-party valuation firm. The Board of Directors determined the fair value of common stock by considering a number of objective and subjective factors, including valuations of comparable companies, sales of convertible preferred stock, operating and financial performance, the lack of liquidity of the Company’s common stock and the general and industry-specific economic outlook. Subsequent to the Company’s IPO, the fair value of the Company’s common stock is determined based on its closing market price.

The fair value of stock option awards to employees, executives, directors, and other service providers was estimated at the date of grant using the Black-Scholes Merton option pricing model with the following weighted-average assumptions.

	Nine Months Ended September 30,
	2020	2019
Stock price	$16.00 - $35.92	$1.60 - $6.44
Risk-free interest rate	3.17% - 4.45%	1.39% - 2.58%
Expected volatility	88.01% - 95.11%	100.52% - 104.15%
Expected term (in years)	5.50 - 6.08	6.08
Expected dividend yield	0%	0%

The Company recognized stock-based compensation expense of $1.7 million and $0.3 million for the three months ended September 30, 2020 and 2019, respectively, and $3.6 million and $0.7 million for the nine months ended September 30, 2020 and 2019, respectively. No stock-based compensation expense has been recognized as of September 30, 2020, pursuant to the Company’s ESPP. The total unrecognized compensation expense related to outstanding unvested stock-based awards as of September 30, 2020 and 2019 was $20.4 million and $5.5 million, respectively, which is expected to be recognized over a weighted-average remaining service period of 2.91 years for 2020 and 3.16 years for 2019.

The table below summarizes the total stock-based compensation expense included in the Company’s statements of operations for stock options for the periods presented (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
Research and development	$592	$116	$1,406	$233
General and administrative	1,089	155	2,183	419

Total stock-based compensation expense	$1,681	$271	$3,589	$652

(7) Stock-based compensation

In October 2014, the Company approved the 2014 Equity Incentive Plan (the “2014 Plan”). The 2014 Plan provides for the issuance of 4,008,850 shares of common stock to officers, directors, employees, non-employee directors, and consultants of the Company. The 2014 Plan allows for the grant of incentive stock options, non-statutory stock options, stock appreciation rights, restricted stock unit awards and other stock awards. As of December 31, 2019, there were 203,696 options remaining available for future issuance under the 2014 Plan.

The options that are granted from the 2014 Plan are exercisable at various dates as determined upon grant and will expire no more than ten years from their date of grant, or in the case of certain non-statutory options, ten years from the date of grant. Stock options generally vest over a four-year term. The exercise price of each option shall be determined by the Company’s Board of Directors, although generally options have an exercise price equal to the fair market value of the Company’s stock on the date of the option grant. In the case of incentive stock options, the exercise price shall not be less than 100% of the fair market value of the Company’s common stock at the time the option is granted. For holders of more than 10% of the Company’s total combined voting power of all classes of stock, incentive stock options may not be granted at less than 110% of the fair market value of the Company’s common stock at the date of grant and for a term not to exceed five years.

The following table summarizes the option activity:

	Options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at January 1, 2019	1,854,886	$1.48	9.2
Granted	1,169,000	6.56	9.7
Exercised	(182,105)	0.72	5.3
Cancelled	(158,340)	1.76	8.0

Outstanding at December 31, 2019	2,683,441	$3.75	9.0	$14,591

Exercisable at December 31, 2019	825,671	$1.96	8.5	$5,948

All exercisable options are vested and all outstanding options are vested or expected to vest. The aggregate intrinsic value of stock options exercisable during the year December 31, 2019 was $5.9 million.

Certain individuals were granted the ability to early exercise their stock options. The shares of common stock issued from the early exercise of unvested stock options are restricted and continue to vest in accordance with the original vesting schedule. The Company has the option to repurchase any unvested shares at the original purchase price upon any voluntary or involuntary termination. The shares purchased by the employees and non-employees pursuant to the early exercise of stock options are not deemed, for accounting purposes, to be outstanding until those shares vest. The cash received in exchange for exercised and unvested shares related to stock options granted is recorded as a liability for the early exercise of stock options on the accompanying balance sheets and will be transferred into common stock and additional paid-in capital as the shares vest. As of December 31, 2018 and 2019, there were 121,794 shares and 29,579 shares subject to repurchase by the Company, respectively. As of December 31, 2018 and 2019, the Company recorded $0.1 million and less than $0.1 million of liabilities associated with shares issued with repurchase rights, respectively.

The fair value of stock options was estimated using the Black-Scholes Merton option pricing model with the following assumptions:

	Year ended December 31,
	2018	2019
Stock price	$1.60	$1.60 – $9.16
Risk-free interest rate	2.7% – 3.0%	1.4% – 2.6%
Expected volatility	93% – 98%	77% – 104%
Expected term (in years)	6.01 – 6.1	6.1
Expected dividend yield	0%	0%

The Company recognized stock-based compensation expense of $0.5 million and $1.1 million for the years ended December 31, 2018 and 2019, respectively. The total unrecognized compensation expense related to outstanding unvested stock-based awards as of December 31, 2018 and 2019 was $2.3 million and $6.9 million, respectively, which is expected to be recognized over a weighted-average remaining service period of 3.4 years for both years.